Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Common Stocks - 98.6%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. *	6,690	$921,414
Boeing Co. (The) *	1,053	201,650
Curtiss-Wright Corp.	3,062	459,790
General Dynamics Corp.	1,680	405,182
HEICO Corp.	7,873	1,208,820
HEICO Corp., Class A	13,021	1,651,453
Virgin Galactic Holdings, Inc. *	4,833	47,750
		4,896,059
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,057	221,559
Expeditors International of Washington, Inc.	17,918	1,848,421
GXO Logistics, Inc. *	2,893	206,387
		2,276,367
Airlines - 0.6%
Delta Air Lines, Inc. *	46,318	1,832,803
Auto Components - 0.2%
Aptiv PLC *	1,101	131,801
BorgWarner, Inc.	11,267	438,286
Goodyear Tire & Rubber Co. (The) *	8,253	117,935
Lear Corp.	542	77,284
		765,306
Automobiles - 0.0%†
General Motors Co. *	2,059	90,061
Banks - 0.1%
Mid Penn Bancorp., Inc.	1	27
Pinnacle Financial Partners, Inc.	1,614	148,617
Regions Financial Corp.	2,134	47,503
Western Alliance Bancorp	1,642	135,990
Wintrust Financial Corp.	422	39,217
		371,354
Beverages - 0.6%
Brown-Forman Corp., Class A	581	36,452
Brown-Forman Corp., Class B	27,919	1,871,131
		1,907,583
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. *	6,704	1,094,696
Biogen, Inc. *	1,087	228,922
Blueprint Medicines Corp. *	663	42,352
Exact Sciences Corp. *	6,869	480,280
Exelixis, Inc. *	26,902	609,868
Incyte Corp. *	3,845	305,370
Natera, Inc. *	4,885	198,722
Neurocrine Biosciences, Inc. *	2,426	227,438
Novavax, Inc. *	5,078	373,995
Sarepta Therapeutics, Inc. *	5,467	427,082
Seagen, Inc. *	9,078	1,307,686
Ultragenyx Pharmaceutical, Inc. *	2,345	170,294

	Shares/ Principal	Fair Value
Biotechnology (continued)
Verve Therapeutics, Inc. *	568	$12,962
		5,479,667
Building Products - 1.7%
Allegion PLC	7,377	809,847
Builders FirstSource, Inc. *	5,044	325,540
Fortune Brands Home & Security, Inc.	11,918	885,269
Lennox International, Inc.	1,358	350,174
Owens Corning	5,093	466,009
Trane Technologies PLC	10,504	1,603,961
Trex Co., Inc. *	9,714	634,616
		5,075,416
Capital Markets - 2.7%
Ameriprise Financial, Inc.	3,200	961,152
Ares Management Corp., Class A	1,770	143,777
FactSet Research Systems, Inc.	5,555	2,411,703
Jefferies Financial Group, Inc.	2,137	70,201
LPL Financial Holdings, Inc.	1,160	211,909
MarketAxess Holdings, Inc.	2,296	781,099
Morningstar, Inc.	1,181	322,614
MSCI, Inc.	4,183	2,103,547
S&P Global, Inc.	477	195,656
Stifel Financial Corp.	2,936	199,354
T Rowe Price Group, Inc.	4,743	717,094
		8,118,106
Chemicals - 1.2%
Amyris, Inc. *	11,279	49,177
Chemours Co. (The)	1,608	50,620
Ecolab, Inc.	8,397	1,482,574
FMC Corp.	4,565	600,617
PPG Industries, Inc.	11,415	1,496,164
		3,679,152
Commercial Services & Supplies - 1.1%
Cintas Corp.	4,483	1,907,023
Copart, Inc. *	5,642	707,902
Rollins, Inc.	4,887	171,289
Tetra Tech, Inc.	3,052	503,397
		3,289,611
Communications Equipment - 0.7%
Arista Networks, Inc. *	13,424	1,865,668
Ciena Corp. *	4,018	243,611
CommScope Holding Co., Inc. *	24,538	193,359
		2,302,638
Construction & Engineering - 0.1%
MasTec, Inc. *	2,786	242,661
Consumer Finance - 1.2%
Ally Financial, Inc.	17,777	772,944
American Express Co.	840	157,080
Discover Financial Services	16,831	1,854,608
Synchrony Financial	11,682	406,650

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Consumer Finance (continued)
Upstart Holdings, Inc. *	4,025	$439,087
		3,630,369
Containers & Packaging - 0.2%
Avery Dennison Corp.	1,142	198,674
Sealed Air Corp.	4,824	323,015
		521,689
Distributors - 0.5%
Pool Corp.	3,652	1,544,248
Diversified Consumer Services - 0.3%
2U, Inc. *	2,255	29,946
Bright Horizons Family Solutions, Inc. *	984	130,567
H&R Block, Inc.	30,221	786,955
Service Corp. International	1,834	120,714
		1,068,182
Diversified Financial Services - 0.6%
Apollo Global Management, Inc.	4,708	291,849
Voya Financial, Inc.	21,345	1,416,241
		1,708,090
Electric Utilities - 0.2%
Entergy Corp.	5,531	645,744
Electrical Equipment - 1.4%
AMETEK, Inc.	2,608	347,333
Eaton Corp. PLC	3,498	530,857
Generac Holdings, Inc. *	4,931	1,465,789
Plug Power, Inc. *	33,098	946,934
Rockwell Automation, Inc.	3,372	944,261
		4,235,174
Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	15,849	1,194,222
Avnet, Inc.	733	29,753
CDW Corp.	4,825	863,144
Cognex Corp.	3,594	277,277
Flex Ltd. *	9,785	181,512
Jabil, Inc.	7,950	490,754
Keysight Technologies, Inc. *	17,922	2,831,138
National Instruments Corp.	6,563	266,392
TE Connectivity Ltd.	2,230	292,085
Zebra Technologies Corp., Class A *	5,600	2,316,720
		8,742,997
Energy Equipment & Services - 0.3%
Basic Energy Services, Inc. *	394	0
Halliburton Co.	20,753	785,916
Parker Drilling Co. *	2	10
Schlumberger NV	1,166	48,168
Valaris PLC *	2,253	0
		834,094
Entertainment - 1.5%
Live Nation Entertainment, Inc. *	3,544	416,916

	Shares/ Principal	Fair Value
Entertainment (continued)
ROBLOX Corp., Class A *	4,298	$198,739
Roku, Inc. *	11,774	1,474,929
Skillz, Inc. *	22,976	68,928
Spotify Technology SA *	14,652	2,212,745
Zynga, Inc., Class A *	41,120	379,949
		4,752,206
Equity Real Estate Investment - 2.4%
CubeSmart	11,743	610,988
Equity LifeStyle Properties, Inc.	28,525	2,181,592
Extra Space Storage, Inc.	8,082	1,661,659
Lamar Advertising Co., Class A	279	32,414
SBA Communications Corp.	1,843	634,176
Simon Property Group, Inc.	17,640	2,320,719
		7,441,548
Food Products - 0.7%
Beyond Meat, Inc. *	2,531	122,273
Hershey Co. (The)	4,412	955,772
Kellogg Co.	18,058	1,164,560
		2,242,605
Health Care Equipment & Supplies - 5.2%
ABIOMED, Inc. *	1,178	390,201
Align Technology, Inc. *	855	372,780
Boston Scientific Corp. *	1,497	66,302
Dexcom, Inc. *	7,679	3,928,576
IDEXX Laboratories, Inc. *	9,599	5,251,229
Insulet Corp. *	5,804	1,546,128
Masimo Corp. *	4,472	650,855
Novocure Ltd. *	5,536	458,658
Penumbra, Inc. *	5,382	1,195,504
ResMed, Inc.	6,801	1,649,310
Tandem Diabetes Care, Inc. *	2,281	265,257
		15,774,800
Health Care Providers & Services - 0.9%
agilon health, Inc. *	4,286	108,650
AMN Healthcare Services, Inc. *	284	29,630
Guardant Health, Inc. *	6,751	447,186
McKesson Corp.	3,546	1,085,537
Molina Healthcare, Inc. *	2,286	762,587
Oak Street Health, Inc. *	10,013	269,149
		2,702,739
Health Care Technology - 1.1%
Teladoc Health, Inc. *	12,100	872,773
Veeva Systems, Inc., Class A *	12,086	2,567,792
		3,440,565
Hotels, Restaurants & Leisure - 5.5%
Boyd Gaming Corp.	5,828	383,366
Caesars Entertainment, Inc. *	4,834	373,958
Chipotle Mexican Grill, Inc. *	1,653	2,615,096
Choice Hotels International, Inc.	10,392	1,473,170
Darden Restaurants, Inc.	9,598	1,276,054

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	3,222	$1,311,386
DraftKings, Inc., Class A *	32,820	639,005
Expedia Group, Inc. *	12,906	2,525,317
Hilton Worldwide Holdings, Inc. *	4,755	721,524
Six Flags Entertainment Corp. *	1,397	60,769
Texas Roadhouse, Inc.	567	47,475
Travel + Leisure Co.	46,035	2,667,268
Wendy's Co. (The)	31,189	685,222
Wingstop, Inc.	331	38,843
Wyndham Hotels & Resorts, Inc.	7,903	669,305
Wynn Resorts Ltd. *	10,748	857,046
Yum! Brands, Inc.	4,884	578,901
		16,923,705
Household Durables - 0.7%
DR Horton, Inc.	1,625	121,079
Garmin Ltd.	398	47,207
Lennar Corp., Class A	1,110	90,099
NVR, Inc. *	84	375,250
PulteGroup, Inc.	4,022	168,522
Toll Brothers, Inc.	16,187	761,113
TopBuild Corp. *	1,859	337,204
Whirlpool Corp.	588	101,594
		2,002,068
Household Products - 0.6%
Church & Dwight Co., Inc.	4,606	457,744
Clorox Co. (The)	7,783	1,082,070
Colgate-Palmolive Co.	4,702	356,553
		1,896,367
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp., Class A	5,788	253,515
Sunnova Energy International, Inc. *	8,856	204,219
		457,734
Insurance - 0.1%
Alleghany Corp. *	120	101,640
Hanover Insurance Group, Inc. (The)	208	31,100
Reinsurance Group of America, Inc.	409	44,769
		177,509
Interactive Media & Services - 1.2%
Match Group, Inc. *	19,216	2,089,548
Pinterest, Inc., Class A *	48,135	1,184,602
Twitter, Inc. *	7,330	283,598
		3,557,748
Internet & Direct Marketing Retail - 1.0%
DoorDash, Inc., Class A *	7,451	873,183
Etsy, Inc. *	13,923	1,730,350
Wayfair, Inc., Class A *	2,856	316,388
		2,919,921
IT Services - 6.2%
Broadridge Financial Solutions, Inc.	9,942	1,548,069

	Shares/ Principal	Fair Value
IT Services (continued)
Cloudflare, Inc., Class A *	20,117	$2,408,005
DigitalOcean Holdings, Inc. *	704	40,726
EPAM Systems, Inc. *	4,561	1,352,838
Euronet Worldwide, Inc. *	4,674	608,321
Fidelity National Information Services, Inc.	6,680	670,806
Gartner, Inc. *	7,630	2,269,620
Genpact Ltd.	11,998	522,033
Globant SA *	2,435	638,141
MongoDB, Inc. *	5,418	2,403,371
Okta, Inc. *	11,116	1,678,071
Paychex, Inc.	15,986	2,181,609
PayPal Holdings, Inc. *	4,739	548,065
Sabre Corp. *	3,731	42,645
StoneCo Ltd., Class A *	27,601	322,932
Twilio, Inc., Class A *	334	55,047
Visa, Inc., Class A	1,851	410,496
Western Union Co. (The)	29,196	547,133
WEX, Inc. *	863	154,002
Wix.com Ltd. *	4,221	440,926
		18,842,856
Leisure Products - 0.5%
Brunswick Corp.	1,175	95,046
Mattel, Inc. *	16,677	370,396
Peloton Interactive, Inc., Class A *	25,523	674,318
YETI Holdings, Inc. *	7,183	430,836
		1,570,596
Life Sciences Tools & Services - 7.9%
10X Genomics, Inc., Class A *	1,970	149,858
Adaptive Biotechnologies Corp. *	19,839	275,365
Agilent Technologies, Inc.	43,355	5,737,167
Avantor, Inc. *	52,029	1,759,621
Bruker Corp.	24,879	1,599,720
Charles River Laboratories International, Inc. *	6,050	1,718,018
IQVIA Holdings, Inc. *	7,070	1,634,655
Maravai LifeSciences Holdings, Inc., Class A *	7,074	249,500
Mettler-Toledo International, Inc. *	2,799	3,843,559
Repligen Corp. *	5,462	1,027,348
Sotera Health Co. *	6,160	133,426
Syneos Health, Inc. *	22,974	1,859,745
Waters Corp. *	4,618	1,433,381
West Pharmaceutical Services, Inc.	6,943	2,851,559
		24,272,922
Machinery - 1.3%
AGCO Corp.	3,000	438,090
Allison Transmission Holdings, Inc.	6,903	271,012
Briggs & Stratton Corp. *	1,081	0
Cummins, Inc.	224	45,945

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Machinery (continued)
Donaldson Co., Inc.	25,294	$1,313,518
Graco, Inc.	7,936	553,298
Illinois Tool Works, Inc.	2,828	592,183
Snap-on, Inc.	609	125,137
Xylem, Inc.	7,363	627,769
		3,966,952
Media - 0.6%
Altice USA, Inc., Class A *	45,570	568,714
Fox Corp., Class A	14,921	588,633
Nexstar Media Group, Inc., Class A	3,134	590,696
		1,748,043
Metals & Mining - 0.3%
Reliance Steel & Aluminum Co.	1,444	264,757
Steel Dynamics, Inc.	7,843	654,342
		919,099
Multiline Retail - 0.2%
Nordstrom, Inc.	16,658	451,598
Target Corp.	417	88,496
		540,094
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	15,882	2,202,039
Continental Resources, Inc.	2,531	155,226
Devon Energy Corp.	1,391	82,250
Diamondback Energy, Inc.	8,702	1,192,870
EOG Resources, Inc.	4,141	493,731
Marathon Oil Corp.	27,841	699,088
Occidental Petroleum Corp.	6,451	366,030
Ovintiv, Inc.	4,671	252,561
Phillips 66	476	41,122
Pioneer Natural Resources Co.	3,731	932,862
Texas Pacific Land Corp.	381	515,154
		6,932,933
Pharmaceuticals - 0.4%
Catalent, Inc. *	1,157	128,311
Zoetis, Inc.	5,966	1,125,128
		1,253,439
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp.	13,370	1,174,421
CoStar Group, Inc. *	19,417	1,293,366
Equifax, Inc.	7,186	1,703,801
KBR, Inc.	2,000	109,460
ManpowerGroup, Inc.	3,211	301,577
Robert Half International, Inc.	6,871	784,531
TransUnion	6,590	681,011
Verisk Analytics, Inc.	3,677	789,194
		6,837,361
Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A *	6,605	604,489
Opendoor Technologies, Inc. *	4,352	37,645

	Shares/ Principal	Fair Value
Real Estate Management & Development (continued)
Zillow Group, Inc., Class A *	4,994	$240,861
Zillow Group, Inc., Class C *	12,438	613,069
		1,496,064
Road & Rail - 2.1%
Landstar System, Inc.	18,051	2,722,632
Lyft, Inc., Class A *	28,091	1,078,695
Old Dominion Freight Line, Inc.	8,996	2,686,925
TuSimple Holdings, Inc., Class A *	3,539	43,176
		6,531,428
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. *	5,169	565,141
Ambarella, Inc. *	654	68,618
Cirrus Logic, Inc. *	1,360	115,314
Enphase Energy, Inc. *	9,637	1,944,554
Entegris, Inc.	8,982	1,178,977
Intel Corp.	4,589	227,431
KLA Corp.	314	114,943
Lattice Semiconductor Corp. *	5,827	355,156
MaxLinear, Inc. *	4,296	250,671
Microchip Technology, Inc.	7,431	558,365
MKS Instruments, Inc.	6,725	1,008,750
Monolithic Power Systems, Inc.	5,636	2,737,292
NXP Semiconductors NV	1,539	284,838
ON Semiconductor Corp. *	12,145	760,398
QUALCOMM, Inc.	330	50,431
Semtech Corp. *	1,867	129,458
Silicon Laboratories, Inc. *	7,876	1,182,975
Teradyne, Inc.	18,842	2,227,690
Universal Display Corp.	1,045	174,463
		13,935,465
Software - 18.8%
Adobe, Inc. *	437	199,106
Anaplan, Inc. *	6,985	454,374
ANSYS, Inc. *	3,389	1,076,516
Aspen Technology, Inc. *	2,756	455,760
Avalara, Inc. *	5,382	535,563
Bill.com Holdings, Inc. *	7,138	1,618,827
C3.ai, Inc., Class A *	22,223	504,462
Cadence Design Systems, Inc. *	30,619	5,035,601
Coupa Software, Inc. *	10,027	1,019,044
Crowdstrike Holdings, Inc., Class A *	16,259	3,692,094
Datadog, Inc., Class A *	19,304	2,923,977
DocuSign, Inc. *	16,372	1,753,769
Dynatrace, Inc. *	22,299	1,050,283
Elastic NV *	7,599	675,931
Everbridge, Inc. *	1,396	60,921
Fair Isaac Corp. *	928	432,875
Five9, Inc. *	3,740	412,896

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Software (continued)
Fortinet, Inc. *	12,677	$4,332,238
HubSpot, Inc. *	4,976	2,363,301
Intuit, Inc.	138	66,356
Manhattan Associates, Inc. *	8,542	1,184,861
Microsoft Corp.	650	200,402
New Relic, Inc. *	2,627	175,694
Nutanix, Inc., Class A *	30,560	819,619
PagerDuty, Inc. *	2,159	73,816
Palantir Technologies, Inc., Class A *	124,602	1,710,785
Palo Alto Networks, Inc. *	8,567	5,333,043
Paycom Software, Inc. *	6,385	2,211,636
Paylocity Holding Corp. *	5,370	1,104,985
Pegasystems, Inc.	1,066	85,973
PTC, Inc. *	6,171	664,740
Rapid7, Inc. *	626	69,636
RingCentral, Inc., Class A *	11,249	1,318,495
ServiceNow, Inc. *	2,347	1,307,021
Smartsheet, Inc., Class A *	10,203	558,920
Splunk, Inc. *	9,666	1,436,464
Synopsys, Inc. *	8,310	2,769,474
Teradata Corp. *	3,652	180,007
Trade Desk, Inc. (The), Class A *	36,782	2,547,154
Unity Software, Inc. *	12,310	1,221,275
Varonis Systems, Inc. *	996	47,350
Workday, Inc., Class A *	4,392	1,051,708
Zendesk, Inc. *	8,006	963,042
Zscaler, Inc. *	6,901	1,665,073
		57,365,067
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	1,153	238,625
American Eagle Outfitters, Inc.	13,650	229,320
AutoZone, Inc. *	103	210,592
Best Buy Co., Inc.	12,067	1,096,890
Burlington Stores, Inc. *	2,554	465,262
Carvana Co. *	4,328	516,287
Five Below, Inc. *	4,161	658,978
Floor & Decor Holdings, Inc., Class A *	8,354	676,674
GameStop Corp., Class A *	3,930	654,659
Home Depot, Inc. (The)	259	77,527
Leslie's, Inc. *	9,017	174,569
O'Reilly Automotive, Inc. *	123	84,250
Petco Health & Wellness Co., Inc. *	3,953	77,360
RH *	732	238,698
Tractor Supply Co.	9,792	2,285,159
Ulta Beauty, Inc. *	4,707	1,874,422
Williams-Sonoma, Inc.	5,988	868,260
		10,427,532
Technology Hardware, Storage & Peripherals - 2.0%
Dell Technologies, Inc., Class C *	24,384	1,223,833

	Shares/ Principal	Fair Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	19,076	$318,760
HP, Inc.	58,025	2,106,307
NetApp, Inc.	13,658	1,133,614
Pure Storage, Inc., Class A *	28,092	991,929
Western Digital Corp. *	4,336	215,282
		5,989,725
Textiles, Apparel & Luxury Goods - 1.8%
Lululemon Athletica, Inc. *	9,892	3,612,855
PVH Corp.	406	31,104
Ralph Lauren Corp.	2,209	250,589
Skechers U.S.A., Inc., Class A *	9,307	379,353
Tapestry, Inc.	12,433	461,886
Under Armour, Inc., Class A *	2,908	49,494
VF Corp.	10,410	591,913
		5,377,194
Trading Companies & Distributors - 1.8%
SiteOne Landscape Supply, Inc. *	16,321	2,638,942
United Rentals, Inc. *	2,303	818,049
WW Grainger, Inc.	4,267	2,200,876
		5,657,867
Total Common Stocks
(Cost - $289,002,427)		301,211,523
Rights - 0.0%†
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, CVR*	107	53
Total Rights
(Cost - $0)		597
Warrants - 0.0%†
Oasis Petroleum, Inc., expires 12/31/25*	24	1,440
Parker Drilling Co., expires 9/16/24*	20	0
Valaris Ltd., expires 12/31/28*	61	523
Total Warrants
(Cost - $744)		1,963
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a) (Cost - $4,362,572)	4,362,572	4,362,572
Total Investments - 100.0%
(Cost - $293,365,743)		$305,576,655
Other Assets Less Liabilities - Net 0.0%†		51,996
Total Net Assets - 100.0%		$305,628,651

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	21	6/17/2022	$4,757,288	$271,603